FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 284,049	$ 247,551
Letter of Credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	580	8,000
Surety Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 84,431	54,053
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on OCI	$ 5,748	2,555
Commodity price risk | Silver
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)	$ 2,260	891
Commodity price risk | Gulf Coast diesel index commodity swaps and options
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average hedging price	1.95
Commodity price risk | Diesel hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of hedges	$ 348	1,908
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Fair value of hedges	$ 350	$ 890
Average hedging price | $ / $	1.30
Currency risk | Argentine peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase (decrease) in value of currency	(59.00%)	(102.00%)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase (decrease) in value of currency	5.00%	(8.70%)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)	$ 3,274	$ 3,372
Weighted average interest rate earned on cash and cash equivalent	1.80%	2.40%